Discontinued operations - Results of discontinued operations (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	¥ 9,071,659,000	¥ 8,978,986,000	¥ 9,394,911,000
External expenses	(6,640,973,000)	(6,246,488,000)	(6,883,931,000)
Operating profit	401,035,000	766,581,000	1,016,682,000
Income tax			(6,754,000)
Loss from discontinued operations, net of tax		(130,045,000)	(303,830,000)
Inter-segment revenue
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	(123,511,000)	(47,317,000)	(91,450,000)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		282,946,000	498,077,000
External expenses		(423,786,000)	(795,153,000)
Operating profit		(140,840,000)	(297,076,000)
Income tax			(6,754,000)
Results from operating activities, net of tax		(140,840,000)	(303,830,000)
Gain on disposal of subsidiaries	¥ 10,795,000	10,795,000
Loss from discontinued operations, net of tax		¥ (130,045,000)	¥ (303,830,000)
Basic		¥ (0.14)	¥ (0.33)
Diluted		¥ (0.14)	¥ (0.33)
Discontinued operations | Inter-segment revenue
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		¥ (6,380,000)	¥ (51,051,000)
Discontinued operations | Reportable segments
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		289,326,000	549,128,000
External expenses		¥ (423,786,000)	¥ (795,153,000)